Restructuring and impairment charges - Schedule of Restructuring and Impairment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restructuring and impairment charges [Line Items]
Impairment loss recognised in profit or loss, goodwill		$ 70
Impairment	$ 241	15
Other Restructuring Charges	0	3
Restructuring and impairment charges	712	102
U.S. lumber
Restructuring and impairment charges [Line Items]
Impairment loss recognised in profit or loss, goodwill	409
Impairment	409	0
Europe EWP CGU
Restructuring and impairment charges [Line Items]
Impairment	0	70
Canadian lumber
Restructuring and impairment charges [Line Items]
Impairment	64	28
Other restructuring charges
Restructuring and impairment charges [Line Items]
Impairment	0	2
High Level OSB Mill
Restructuring and impairment charges [Line Items]
Impairment loss recognised in profit or loss, goodwill	$ 239	$ 0